EVENT SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
EVENT SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

NOTE 16 — EVENT SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (UNAUDITED)

On August 16, 2013, the Company received notice of a lawsuit filed in the District Court of Clark County, Nevada filed by Portofino Investments II Limited Partnership (“Portofino”) against the Company regarding a convertible loan in the principal amount of $100,000. The lawsuit alleges that the Company has failed to repay the loan amount and interest that were due to Portofino under the convertible loan and that Portofino is entitled to judgment in the full amount due under such convertible loan, in addition to costs and expenses relating to the cause of action. The Company filed an answer to the complaint and an early case conference is scheduled for November 12, 2013.
A former service provider of the Company has asserted various claims regarding the Company relating to activities that took place during 2012 and 2013. The Company has concluded an independent investigation, performed by a third party legal firm, into the merit of these claims and determined that they were either without merit or immaterial. The Company does not believe that any amounts that may potentially be paid as a result of any of these claims would have a material effect on its financial statements.